Restricted Share Units (Details) - CAD ($)	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Restricted Share Units [Abstract]
RSU reserve	$ 466,314	$ 190,000
Share issued (in Shares)	14,774
Fair value amount	$ 74,005